Cash and cash equivalents - Summary Of Cash And Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Short-term deposits	$ 583	$ 721
Cash at banks and on hand	2,276	2,712
Cash and cash equivalents in the statement of financial position	$ 2,859	$ 3,433	$ 3,880	$ 2,964